LVIP SSgA Global Tactical Allocation Fund
(Standard Class)


Summary Prospectus
July 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPstandard. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated July 30, 2010, are incorporated by reference into this Summary Prospectus.
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP SSgA Global Tactical Allocation Fund (formerly LVIP Wilshire Aggressive Profile Fund) is to seek long-term growth of capital. Current income is not a consideration.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                                N/A
 Maximum Deferred Sales Charge (Load)                                                            N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                     N/A
 Redemption Fee                                                                                  N/A
 Exchange Fee                                                                                    N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                   0.25%
 Distribution and/or Service (12b-1) fees                                                        None
 Other Expenses                                                                                   0.11%
 Acquired Fund Fees and Expenses (AFFE)                                                           0.38%
 Total Annual Fund Operating Expenses (including AFFE)1,2                                         0.74%

1 The fee table has been restated to reflect the fees and expenses of the fund as a result of fund strategy changes effective July 30, 2010.

2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.


Example


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $76      $237      $411      $918

LVIP SSgA Global Tactical Allocation Fund                                    1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.


Principal Investment Strategies

The fund operates under a fund of funds structure with an active allocation strategy. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity securities (stocks), and/or fixed income securities (bonds). Under normal circumstances, the fund's investment strategy will be to invest approximately 60% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 40% of its assets in underlying funds which invest primarily in fixed income securities (bonds).

The sub-adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in equity securities (stocks) with growth and value styles including real estate investment trusts (REITs), with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds. The underlying funds will include but are not limited to funds that employ a passive investment style (i.e., index funds), rules-based funds and Exchange Traded Funds (ETFs) including underlying funds or ETFs advised by the fund's investment adviser ("Lincoln Investment Advisors Corporation" or "LIA") or sub-adviser (SSgA Funds Management, Inc." or "SSgA"). The fund allocation to ETFs may range from 30-50%. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy.

To determine the relative attractiveness of broad asset classes and national markets, the sub-adviser's asset allocation models use a disciplined, systematic process. The sub-adviser generates and then combines expected return forecasts for a wide variety of asset classes and reassess value across countries. This set of resulting SSgA forecasts is the primary influence in determining the asset allocation over-weights and under-weights in the fund. Within the global markets, the sub-adviser uses a structured bottom up, two-step process to evaluate asset classes. First, the sub-adviser evaluates asset classes relative to each other in a risk premium analysis. Second, the sub-adviser expands the asset class evaluation to compare countries within each class.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.


2  LVIP SSgA Global Tactical Allocation Fund

 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Real Estate Investment Trusts (REITs) Risk: The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect for earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the fund's REIT investments, including risks related to economic conditions, lack of availability of financing or changes in interest rates.

LVIP SSgA Global Tactical Allocation Fund                                    3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Information has also been included for the Global Tactical Allocation Composite, which is an unmanaged index compiled by LIA, the fund's adviser and is constructed as follows: 30% Barclays Capital U.S. Aggregate Bond Index, 26% S&P 500 Index, 20% MSCI EAFE Index, 10% Barclays Capital U.S. TIPS Index, 8% Russell 2000 Index and 6% MSCI Emerging Markets Free Index. The Global Tactical Allocation Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
                     2006     2007     2008          2009
                     16.54%   11.02%    (40.46%)     30.80%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 18.31%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.69%).



                                                            Average Annual Total Returns
                                                             For periods ended 12/31/09
                                                            ----------------------------
                                                                            Lifetime
                                                                        (Since inception
                                                              1 year        5/03/05)
                                                            ---------- -----------------
  LVIP SSgA Global Tactical Allocation Fund (formerly LVIP
                         Wilshire Aggressive Profile Fund)     30.80%         3.00%
                Barclays Capital U.S. Aggregate Bond Index      5.93%         5.13%
                                             S&P 500 Index     26.46%         1.33%
                                           MSCI EAFE Index     32.46%         4.87%
                          Barclays Capital U.S. TIPS Index     11.41%         4.62%
                                        Russell 2000 Index     27.17%         3.03%
                          MSCI Emerging Markets Free Index     79.02%        17.22%
                              Aggressive Profile Composite     29.56%         4.03%
                     Global Tactical Allocation Composite*     23.02%         5.12%

*Effective July 30, 2010, the performance indexes of the fund changed from the Aggressive Profile Composite, Wilshire 5000 Index, Barclays Capital U.S. Aggregate Bond Index, MSCI EAFE Index, and MSCI Emerging Markets Free Index to the S&P 500 Index, Barclays Capital U.S. TIPS Index, Russell 2000 Index and the Global Tactical Allocation Composite. This is due to a change in investment strategy.


Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.



Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Daniel Farley          Managing Director   Since July 2010
Chris Goolgasian       Vice President      Since July 2010

4  LVIP SSgA Global Tactical Allocation Fund

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Global Tactical Allocation Fund                                    5

LVIP SSgA Global Tactical Allocation Fund
(Service Class)


Summary Prospectus
July 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPservice. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated July 30, 2010, are incorporated by reference into this Summary Prospectus.
--------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP SSgA Global Tactical Allocation Fund (formerly LVIP Wilshire Aggressive Profile Fund) is to seek long-term growth of capital. Current income is not a consideration.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                             N/A
 Maximum Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                               0.25%
 Distribution and/or Service (12b-1) fees                                                     0.25%
 Other Expenses                                                                               0.11%
 Acquired Fund Fees and Expenses (AFFE)                                                       0.38%
 Total Annual Fund Operating Expenses (including AFFE)1,2                                     0.99%

1 The fee table has been restated to reflect the fees and expenses of the fund as a result of fund strategy changes effective July 30, 2010.

2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.


Example


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $101     $315      $547    $1,213

LVIP SSgA Global Tactical Allocation Fund                                    1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.


Principal Investment Strategies

The fund operates under a fund of funds structure with an active allocation strategy. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity securities (stocks), and/or fixed income securities (bonds). Under normal circumstances, the fund's investment strategy will be to invest approximately 60% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 40% of its assets in underlying funds which invest primarily in fixed income securities (bonds).

The sub-adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in equity securities (stocks) with growth and value styles including real estate investment trusts (REITs), with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds. The underlying funds will include but are not limited to funds that employ a passive investment style (i.e., index funds), rules-based funds and Exchange Traded Funds (ETFs) including underlying funds or ETFs advised by the fund's investment adviser ("Lincoln Investment Advisors Corporation" or "LIA") or sub-adviser (SSgA Funds Management, Inc." or "SSgA"). The fund allocation to ETFs may range from 30-50%. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy.

To determine the relative attractiveness of broad asset classes and national markets, the sub-adviser's asset allocation models use a disciplined, systematic process. The sub-adviser generates and then combines expected return forecasts for a wide variety of asset classes and reassess value across countries. This set of resulting SSgA forecasts is the primary influence in determining the asset allocation over-weights and under-weights in the fund. Within the global markets, the sub-adviser uses a structured bottom up, two-step process to evaluate asset classes. First, the sub-adviser evaluates asset classes relative to each other in a risk premium analysis. Second, the sub-adviser expands the asset class evaluation to compare countries within each class.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.


2  LVIP SSgA Global Tactical Allocation Fund

 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Real Estate Investment Trusts (REITs) Risk: The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect for earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the fund's REIT investments, including risks related to economic conditions, lack of availability of financing or changes in interest rates.

LVIP SSgA Global Tactical Allocation Fund                                    3

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Information has also been included for the Global Tactical Allocation Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 30% Barclays Capital U.S. Aggregate Bond Index, 26% S&P 500 Index, 20% MSCI EAFE Index, 10% Barclays Capital U.S. TIPS Index, 8% Russell 2000 Index, and 6% MSCI Emerging Markets Free Index. The Global Tactical Allocation Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Return
2006                2007     2008          2009
16.25%              10.74%    (40.62%)     30.47%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 18.23%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.74%).



                                                            Average Annual Total Returns
                                                             For periods ended 12/31/09
                                                            ----------------------------
                                                                            Lifetime
                                                                        (Since inception
                                                              1 year       5/3/2005)
                                                            ---------- -----------------
  LVIP Global Tactical Allocation Fund (formerly, Wilshire
                                  Aggressive Profile Fund)     30.47%         2.74%
                Barclays Capital U.S. Aggregate Bond Index      5.93%         5.13%
                                             S&P 500 Index     26.46%         1.33%
                                           MSCI EAFE Index     32.46%         4.87%
                          Barclays Capital U.S. TIPS Index     11.41%         4.62%
                                        Russell 2000 Index     27.17%         3.03%
                          MSCI Emerging Markets Free Index     79.02%        17.22%
                              Aggressive Profile Composite     29.56%         4.03%
                     Global Tactical Allocation Composite*     23.02%         5.12%

* Effective July 30, 2010, the performance indexes of the fund changed from the Aggressive Profile Composite, Wilshire 5000 Index, Barclays Capital U.S. Aggregate Bond index, MSCI EAFE Index, and MSCI Emerging Markets Free Index to the S&P 500 Index, Barclays Capital U.S. TIPS Index, Russell 2000 Index and the Global Tactical Allocation Composite. This is due to a change in investment strategy of the fund.


Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.



Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Daniel Farley          Managing Director   Since July 2010
Chris Goolgasian       Vice President      Since July 2010

4  LVIP SSgA Global Tactical Allocation Fund

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Global Tactical Allocation Fund                                    5